SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

February 21, 2020

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock High Equity Income Fund of BlackRock FundsSM
Post-Effective Amendment No. 1007 to
Registration Statement on Form N-1A
(File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 1007 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for a new class of shares of BlackRock High Equity Income Fund (the “Fund”), as well as an updated Statement of Additional Information relating to the Fund. The investment objective, strategies and risks of this new share class of the Fund will be identical to the investment objective, strategies and risks of the existing share classes of the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

With respect to the Prospectus relating to the Class K Shares (the “Class K Shares Prospectus”) of the Fund, reference is made to Post-Effective Amendment No. 964 to the Registration Statement on Form N-1A of the Trust, on behalf of BlackRock Technology Opportunities Fund, which was filed on October 10, 2019 (the “Prior Filing”). While the Fund’s Class K Shares Prospectus and Statement of Additional Information are filed on a stand-alone

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Prospectus:

•	Fund Overview
○	Purchase and Sale of Fund Shares
○	Tax Information
○	Payments to Brokers/Dealers and Other Financial Intermediaries
•	Account Information
•	Management of the Fund
○	Conflicts of Interest
○	Valuation of Fund Investments
○	Dividends, Distributions and Taxes
•	General Information

Statement of Additional Information—Part I

•	The Trust

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Frank P. Bruno
Janey Ahn
Jessica Herlihy